BACKGROUND	6 Months Ended
Jun. 30, 2018
BACKGROUND
BACKGROUND

A       BACKGROUND

A1     Basis of preparation, audit status and exchange rates

These condensed consolidated interim financial statements for the six months ended 30 June 2018 have been prepared in accordance with IAS 34 ‘Interim Financial Reporting’ as issued by the International Accounting Standards Board (IASB) and as endorsed by the European Union (EU). The Group’s policy for preparing this interim financial information is to use the accounting policies adopted by the Group in its last consolidated financial statements, as updated by any changes in accounting policies it intends to make in its next consolidated financial statements as a result of new or amended IFRS and other policy improvements. EU-endorsed IFRS may differ from IFRSs issued by the IASB if, at any point in time, new or amended IFRS have not been endorsed by the EU. At 30 June 2018, there were no unendorsed standards effective for the period ended 30 June 2018 which impact the condensed consolidated financial statements of the Group, and there were no differences between IFRS endorsed by the EU and IFRS issued by the IASB in terms of their application to the Group.

The IFRS basis results for the 2018 and 2017 half years are unaudited. The 2017 full year IFRS basis results have been derived from Prudential’s 2017 audited consolidated financial statements filed with the Securities and Exchange Commission on Form 20-F. These 2017 consolidated financial statements do not represent Prudential’s statutory accounts for the purpose of the UK Companies Act 2006. The auditors have reported on the 2017 statutory accounts which have been delivered to the Registrar of Companies. The auditors’ report was: (i) unqualified; (ii) did not include a reference to any matters to which the auditors drew attention by way of emphasis without qualifying their report; and (iii) did not contain a statement under section 498(2) or (3) of the Companies Act 2006.

The exchange rates applied for balances and transactions in currencies other than the presentational currency of the Group, pounds sterling (GBP), were:

		Average		Average
	Closing	for the	Closing	for the	Closing
	rate at	6 months to	rate at	6 months to	rate at
	30 Jun 2018	30 Jun 2018	30 Jun 2017	30 Jun 2017	31 Dec 2017
Local currency: £
Hong Kong	10.36	10.78	10.14	9.80	10.57
Indonesia	18,919.18	18,938.64	17,311.76	16,793.63	18,353.44
Malaysia	5.33	5.42	5.58	5.53	5.47
Singapore	1.80	1.83	1.79	1.77	1.81
China	8.75	8.76	8.81	8.66	8.81
India	90.46	90.37	83.96	82.77	86.34
Vietnam	30,310.96	31,329.01	29,526.43	28,612.70	30,719.60
Thailand	43.74	43.66	44.13	43.72	44.09
US	1.32	1.38	1.30	1.26	1.35

The accounting policies applied by the Group in determining the IFRS basis results in this report are the same as those previously applied in the Group’s consolidated financial statements for the year ended 31 December 2017, as disclosed in the 2017 Form 20‑F, aside from those discussed in note A2 below.

A2     New accounting pronouncements in 2018

IFRS 15, ‘Revenue from Contracts with Customers’

The Group has adopted IFRS 15, ‘Revenue from Contracts with Customers’ from 1 January 2018. This standard provides a single framework to recognise revenue for contracts with different characteristics and overrides the revenue recognition requirements previously provided in other standards. The contracts excluded from the scope of this standard include:

-	Lease contracts within the scope of IAS 17 ’Leases’;
-	Insurance contracts within the scope of IFRS 4 ‘Insurance Contracts’; and
-	Financial instruments within the scope of IAS 39 ‘Financial Instruments’.

As a result, the main impacts of IFRS 15 in the context of Prudential’s business are to the recognition of revenue in respect of asset management contracts and investment contracts that do not contain discretionary participating features but do include investment management services.

In accordance with the transition provisions in IFRS 15, the Group has adopted the standard using the full retrospective method for all periods presented. Adoption of the standard has not resulted in a restatement of the Group’s profit for the periods presented or shareholders’ equity. A minor reclassification has been made to the consolidated income statement to present certain expenses as a deduction against revenue, for example rebates to clients of asset management fees. Revenue has been reduced by £82 million in half year 2018 (half year 2017: £85 million).

IFRS 9, ‘Financial Instruments’

The IASB published a complete version of IFRS 9 in July 2014 and the standard is mandatorily effective for annual periods beginning on or after 1 January 2018.

In September 2016, the IASB published amendments to IFRS 4, ‘Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts’ to address the temporary consequences of the different effective dates of IFRS 9 and IFRS 17, ‘Insurance Contracts’. The amendments include an optional temporary exemption from applying IFRS 9 and the associated amendments until IFRS 17 comes into effect in 2021. This temporary exemption is available to companies whose predominant activity is to issue insurance contracts based on meeting the eligibility criteria as at 31 December 2015 as set out in the amendments. The Group met the eligibility criteria and will defer the adoption of IFRS 9 to 1 January 2021.

Other new accounting pronouncements

In addition to the above, the IASB has also issued the following new accounting pronouncements to be effective for 1 January 2018:

-	IFRIC 22, ‘Foreign Currency Transactions and Advance consideration’;
-	Classification and measurement of share-based payment transactions (Amendments to IFRS 2, ‘Share-based payment’);
-	Transfers of Investment Property (Amendments to IAS 40, ‘Investment property’); and
-	Annual Improvements to IFRSs 2014‑2016 Cycle.

These pronouncements have had no effect on the Group financial statements.